Going Concern (Details Narrative) (OWP Ventures, Inc.) - USD ($)	Jun. 30, 2019	Dec. 31, 2018
Accumulated deficit	$ (4,608,726)	$ (1,959,982)
OWP Ventures, Inc. [Member]
Accumulated deficit		$ (1,959,982)